                          AIM VARIABLE INSURANCE FUNDS

                       Supplement dated September 8, 2004
                      to the Prospectus dated April 30, 2004
                                as supplemented

The information below is in addition to the information contained in the supplement dated July 16, 2004 (the "July 16 Supplement").

As discussed in detail in the July 16 Supplement and as summarized below, INVESCO Funds Group, Inc. ("IFG"), the former investment advisor to the INVESCO Funds, is the subject of three regulatory actions concerning market timing activity in the INVESCO Funds, and A I M Advisors, Inc. ("AIM"), the Fund's investment advisor, is the subject of a number of regulatory inquiries concerning market timing activity in the AIM Funds.

On December 2, 2003, each of the Securities and Exchange Commission ("SEC") and the Office of the Attorney General of the State of New York ("NYAG") filed civil proceedings against IFG and Raymond R. Cunningham, in his former capacity as the chief executive officer of IFG. Mr. Cunningham also formerly held the positions of Chief Operating Officer and Senior Vice President of A I M Management Group Inc., the parent of AIM, and the position of Senior Vice President of AIM. In addition, on December 2, 2003, the State of Colorado filed civil proceedings against IFG. Finally, AIM and certain of its current and former officers have received regulatory inquiries in the form of subpoenas or other oral or written requests for information and/or documents related to market timing activity in the AIM Funds.

On September 7, 2004, AMVESCAP PLC ("AMVESCAP"), the parent company of IFG and AIM, announced that IFG had reached agreements in principle with the Attorney General of the State of Colorado ("COAG"), the NYAG and the staff of the SEC to resolve civil enforcement actions and investigations related to market timing activity in the INVESCO Funds. Additionally, AMVESCAP announced that AIM had reached agreements in principle with the NYAG and the staff of the SEC to resolve investigations related to market timing activity in the AIM Funds. All of the agreements are subject to preparation and signing of final settlement documents. The SEC agreements also are subject to approval by the full Commission. Additionally, the Secretary of State of the State of Georgia is agreeable to the resolutions with other regulators.

Under the terms of the agreements, IFG will pay a total of $325 million, of which $110 million is civil penalties. AIM will pay a total of $50 million, of which $30 million is civil penalties. It is expected that the final settlement documents will provide that the total settlement payments by IFG and AIM will be available to compensate shareholders of the AIM and INVESCO Funds harmed by market timing activity, as determined by an independent distribution consultant to be appointed under the settlements. The agreements will also commit AIM and IFG and the AIM and INVESCO Funds to a range of corporate governance reforms. Under the agreements with the NYAG and COAG, management fees on the AIM and INVESCO Funds will be reduced by $15 million per year for the next five years. IFG will also make other settlement-related payments required by the State of Colorado.

None of the costs of the settlements will be borne by the AIM and INVESCO Funds or by Fund shareholders.

On August 31, 2004, the SEC announced settled enforcement actions against Timothy J. Miller, the former chief investment officer and a former portfolio manager for IFG, Thomas A. Kolbe, the former national sales manager of IFG, and Michael D. Legoski, a former assistant vice president in IFG's sales department. The SEC alleged that Messrs. Miller, Kolbe and Legoski violated Federal securities laws by facilitating widespread market timing trading in certain INVESCO Funds in contravention of those Funds' public disclosures. As part of such settlement, the SEC ordered Messrs. Miller, Kolbe and Legoski to pay $1 in restitution each and civil penalties in the amounts of $150,000, $150,000 and $40,000, respectively. In addition, the SEC prohibited each of them from associating with an investment advisor or investment company for a period of one year, and further prohibited Messrs. Miller and Kolbe from serving as an officer or director of an investment advisor or investment company for three years and two years, respectively. The SEC also prohibited Mr. Legoski from associating with a broker or dealer for a period of one year. Mr. Cunningham's status remains unresolved at this date.

As a result of the matters discussed above, investors in the AIM and INVESCO Funds might react by redeeming their investments. This might require the Funds to sell investments to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the Funds.

                          AIM VARIABLE INSURANCE FUNDS

                       Supplement B dated September 8, 2004
                     to the Prospectus dated April 30, 2004
                                 as supplemented


The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. DIVERSIFIED INCOME FUND".

          "AIM V.I. Diversified Income Fund
          (Co-Managed)

               o Jan H. Freidli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

               o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

               o Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

          They are assisted by the Investment Grade Team and High Yield Taxable Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                        AIM V.I. DIVERSIFIED INCOME FUND

                                (Series I shares)

                       Supplement dated September 8, 2004
                     to the Prospectus dated April 30, 2004
                 as supplemented May 18, 2004 and July 16, 2004

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. DIVERSIFIED INCOME FUND" on page 5 of the Prospectus.

          "(Co-Managed)

          o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

          o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

          o Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

          They are assisted by the Investment Grade Team and High Yield Taxable Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."

                        AIM V.I. DIVERSIFIED INCOME FUND

                               (SERIES II SHARES)

                       Supplement dated September 8, 2004
                     to the Prospectus dated April 30, 2004
                 as supplemented May 18, 2004 and July 16, 2004

The following replaces in its entirety the information appearing under the heading "FUND MANAGEMENT - PORTFOLIO MANAGERS - AIM V.I. DIVERSIFIED INCOME FUND" on page 6 of the Prospectus.

          "(Co-Managed)

          o Jan H. Friedli, Portfolio Manager, who has been responsible for the fund since 1999 and has been associated with the advisor and/or its affiliates since 1999. From 1997 to 1999, he was global fixed-income portfolio manager for Nicholas-Applegate Capital Management.

          o Carolyn L. Gibbs, Senior Portfolio Manager, who has been responsible for the fund since 1995 and has been associated with the advisor and/or its affiliates since 1992.

          o Scot W. Johnson, Portfolio Manager, who has been responsible for the fund since 2003 and has been associated with the advisor and/or its affiliates since 1994.

          They are assisted by the Investment Grade Team and High Yield Taxable Team. More information on the fund's management team may be found on our website (http://www.aiminvestments.com/teams). The website is not a part of this prospectus."